Note 38 - Insurance and reinsurance contracts income and expenses (Tables)	6 Months Ended
Jun. 30, 2019
Insurance and Reinsurance Contracts Income and Expenses
Other Operating Income and Expenses on Insurance and reinsurance contracts
Other operating income and expense on insurance and reinsurance contracts (Millions of Euros)
	June 2019	June 2018
Income on insurance and reinsurance contracts	1.547	1.601
Expenses on insurance and reinsurance contracts	(983)	(1.091)
Total	565	510